Taxation, Deferred Tax Liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019
Deferred tax liabilities [Abstract]
Deferred tax liabilities	$ (1,296.6)	$ (1,479.8)
Transferred to deferred tax assets	(13.6)
Charged/(credited) to consolidated statement of comprehensive income		43.9
Foreign exchange adjustment	0.1	(12.1)
Deferred tax liabilities	(1,238.4)	(1,296.6)
Jurisdictional offsetting	397.3	309.5
Deferred tax liabilities, after jurisdictional offsetting	(841.1)	(987.1)	[1]
IFRS16 [Member]
Deferred tax liabilities [Abstract]
Impact of adoption	1.8
IFRS 15 [Member]
Deferred tax liabilities [Abstract]
Impact of adoption	0.0	(17.3)
Intangible Fixed Assets [Member]
Deferred tax liabilities [Abstract]
Deferred tax liabilities	(1,257.1)	(1,448.5)
Transferred to deferred tax assets	0.0
Charged/(credited) to consolidated statement of comprehensive income		34.0
Foreign exchange adjustment	(0.1)	(12.1)
Deferred tax liabilities	(1,180.5)	(1,257.1)
Intangible Fixed Assets [Member] | IFRS16 [Member]
Deferred tax liabilities [Abstract]
Impact of adoption	0.0
Intangible Fixed Assets [Member] | IFRS 15 [Member]
Deferred tax liabilities [Abstract]
Impact of adoption		0.0
Other Temporary Differences [Member]
Deferred tax liabilities [Abstract]
Deferred tax liabilities	(53.1)
Transferred to deferred tax assets	0.0
Foreign exchange adjustment	0.2
Deferred tax liabilities	(57.9)	(53.1)
Other Temporary Differences [Member] | IFRS16 [Member]
Deferred tax liabilities [Abstract]
Impact of adoption	1.8
Research and Development [Member]
Deferred tax liabilities [Abstract]
Deferred tax liabilities	13.6
Transferred to deferred tax assets	(13.6)
Foreign exchange adjustment	0.0
Deferred tax liabilities	0.0	13.6
Research and Development [Member] | IFRS16 [Member]
Deferred tax liabilities [Abstract]
Impact of adoption	0.0
Other Temporary Differences and Research and Development [Member]
Deferred tax liabilities [Abstract]
Deferred tax liabilities	(39.5)	(31.3)
Charged/(credited) to consolidated statement of comprehensive income		9.9
Foreign exchange adjustment		0.0
Deferred tax liabilities		(39.5)
Other Temporary Differences and Research and Development [Member] | IFRS 15 [Member]
Deferred tax liabilities [Abstract]
Impact of adoption		(17.3)
Continuing Operations [Member]
Deferred tax liabilities [Abstract]
Charged/(credited) to consolidated statement of comprehensive income	78.6	154.7
Credited to other comprehensive income	(8.7)	14.0
Continuing Operations [Member] | Intangible Fixed Assets [Member]
Deferred tax liabilities [Abstract]
Charged/(credited) to consolidated statement of comprehensive income	85.4	155.5
Credited to other comprehensive income	(8.7)	14.0
Continuing Operations [Member] | Other Temporary Differences [Member]
Deferred tax liabilities [Abstract]
Charged/(credited) to consolidated statement of comprehensive income	(6.8)
Credited to other comprehensive income	0.0
Continuing Operations [Member] | Research and Development [Member]
Deferred tax liabilities [Abstract]
Charged/(credited) to consolidated statement of comprehensive income	0.0
Credited to other comprehensive income	$ 0.0
Continuing Operations [Member] | Other Temporary Differences and Research and Development [Member]
Deferred tax liabilities [Abstract]
Charged/(credited) to consolidated statement of comprehensive income		(0.8)
Credited to other comprehensive income		$ 0.0

[1]	In accordance with the requirements of IFRS 16 "Leases" the comparative amounts have not been restated.